Cover Page	12 Months Ended
Apr. 30, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Apr. 30, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Registrant Name	ImmunoPrecise Antibodies Ltd.
Entity Central Index Key	0001715925
Entity File Number	001-39530
Entity Shell Company	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--04-30
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	A1
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	3204 - 4464 Markham Street
Entity Address, City or Town	Victoria
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V8Z 7X8
Entity Address, Country	CA
Entity Well-known Seasoned Issuer	No
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	IPA
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	26,944,500
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Annual Report	true
Document Registration Statement	false
Auditor Name	Grant Thornton LLP
Auditor Firm ID	248
Auditor Location	Houston, Texas
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Kristin Taylor
Entity Address, Address Line One	3204 - 4464 Markham Street
Entity Address, City or Town	Victoria
Entity Address, State or Province	BC
Contact Personnel Email Address	ktaylor@ipatherapeutics.com
Entity Address, Postal Zip Code	V8Z 7X8
Entity Address, Country	CA
City Area Code	701
Local Phone Number	404-1043